Organization and principal activities - Narratives (Details) - CNY (¥)	Dec. 24, 2024	Jun. 30, 2023	Jun. 30, 2025	Dec. 31, 2024	Jun. 07, 2023	May 26, 2023	Nov. 30, 2022
WISMASS BVI
Organization and principal activities
Percentage of interest held		18.1488%
Meirusi | Kunyuan
Organization and principal activities
Consideration for acquisition	¥ 9,000,000
Meirusi | Kunyuan
Organization and principal activities
Equity interest acquired	75.00%
Consideration for acquisition	¥ 9,000,000
Meirusi | Jiazhi
Organization and principal activities
Equity interest acquired	100.00%
Consideration for acquisition	¥ 23,000,000
Jiade Zhigao
Organization and principal activities
Percentage of ownership held			99.96%	99.96%
Jiade Zhigao | WISMASS HK
Organization and principal activities
Percentage of interest held						18.00%
Jiade Zhigao | Mr. Yuan Li
Organization and principal activities
Percentage of ownership held							51.33%
Jiade Zhigao | Mr. Yuan Li | WISMASS HK
Organization and principal activities
Percentage of interest held						9.8901%	9.00%
Total consideration on percentage of equity interest acquired						¥ 751,648	¥ 180,000
Shenzhen Kebiao
Organization and principal activities
Percentage of ownership held			99.95%	99.95%
Shenzhen Kebiao | Mr. Yuan Li, Ms. Zhirong Zhou, Sichuan Zhongtaizhigao Information Technology Consulting Partnership, and Sichuan Jiaduozhigao Information Technology Consulting Partnership
Organization and principal activities
Percentage of ownership held by NCI					1.00%
WISMASS HK
Organization and principal activities
Percentage of ownership held			100.00%	100.00%
WISMASS HK | WISMASS BVI
Organization and principal activities
Percentage of ownership held		100.00%
Kunyuan
Organization and principal activities
Percentage of ownership held			74.97%
Kunyuan | Meirusi
Organization and principal activities
Percentage of ownership held	75.00%
Jiazhi
Organization and principal activities
Percentage of ownership held			99.96%
Jiazhi | Meirusi
Organization and principal activities
Percentage of ownership held	100.00%
Shenzhen Kebiao | Jiade Zhigao | Mr. Yuan Li, Ms. Zhirong Zhou, Sichuan Zhongtaizhigao Information Technology Consulting Partnership, and Sichuan Jiaduozhigao Information Technology Consulting Partnership
Organization and principal activities
Percentage of ownership held					82.00%
Percentage of equity interest given in exchange					1.00%
Jiadezhigao HK | Shenzhen Kebiao
Organization and principal activities
Percentage of ownership held					99.00%
WISMASS HK
Organization and principal activities
Number of shares issued in transaction		4,035,471